Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIGHTHOUSE FUNDS TRUST I
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Document Creation Date	dei_DocumentCreationDate	Dec. 01, 2021